Other Current Liabilities	12 Months Ended
Mar. 31, 2021
Other Current Liabilities [Abstract]
Other Current Liabilities
29)	OTHER CURRENT LIABILITIES

	As at March 31
Particulars	2020	2021
Statutory liabilities	5,688	11,261
Employee related payables	7,066	6,914
Refund due to customers	22,558	49,527
Deferred income	236	576
Other liabilities (related to business combination) (refer note 7 (b))	5,441	5,473
Total	40,989	73,751